Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of February 2014

Collection Period Start	1-Feb-14	Distribution Date	17-Mar-14
Collection Period End	28-Feb-14	30/360 Days	30
Beg. of Interest Period	18-Feb-14	Actual/360 Days	27
End of Interest Period	17-Mar-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	521,694,113.77	454,425,495.66	0.3395275
Total Securities		1,338,405,600.85	521,694,113.77	454,425,495.66	0.3395275
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.327700%	350,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.980000%	380,000,000.00	233,288,512.92	166,019,894.81	0.4368945
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	67,268,618.11	190,518.95	177.0226792	0.5013657
Class A-4 Notes	0.00	57,319.25	0.0000000	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	67,268,618.11	247,838.20

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				7,267,906.06
Monthly Interest				2,862,261.85
Total Monthly Payments				10,130,167.91

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				461,086.86
Aggregate Sales Proceeds Advance				42,187,170.25
Total Advances				42,648,257.11

Vehicle Disposition Proceeds:
Reallocation Payments				35,769,730.52
Repurchase Payments				2,932,088.58
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				10,385,216.86
Excess Wear and Tear and Excess Mileage				379,150.99
Remaining Payoffs				0.00
Net Insurance Proceeds				403,426.36
Residual Value Surplus				2,341,665.61
Total Collections				104,989,703.94

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	22,514,657.13			1,430
Involuntary Repossession	242,151.00			17
Voluntary Repossession	91,803.00			5
Full Termination	12,908,225.39			820
Bankruptcy	12,894.00			1
Insurance Payoff		395,769.47		24
Customer Payoff			249,792.33	15
Grounding Dealer Payoff			7,603,247.50	402
Dealer Purchase			2,141,867.30	113
Total	35,769,730.52	395,769.47	9,994,907.13	2,827

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of February 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	32,573	638,577,225.99	7.00000%	521,694,113.77
Total Depreciation Received		(8,449,841.23)		(7,430,204.00)
Principal Amount of Gross Losses	(56)	(977,276.66)		(804,420.02)
Repurchase / Reallocation	(192)	(3,499,003.23)		(2,932,088.58)
Early Terminations	(2,117)	(37,691,803.03)		(30,826,224.10)
Scheduled Terminations	(1,623)	(30,594,259.80)		(25,275,681.41)
Pool Balance - End of Period	28,585	557,365,042.04		454,425,495.66

Remaining Pool Balance
Lease Payment				58,442,791.08
Residual Value				395,982,704.58
Total				454,425,495.66

III. DISTRIBUTIONS

Total Collections					104,989,703.94
Reserve Amounts Available for Distribution
Total Available for Distribution					104,989,703.94

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					489,355.17
3. Reimbursement of Sales Proceeds Advance					28,658,535.10
4. Servicing Fee:
Servicing Fee Due					434,745.09
Servicing Fee Paid					434,745.09
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					29,582,635.36

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					190,518.95

Class A-3 Notes Monthly Interest Paid					190,518.95
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of February 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	247,838.20
Total Note and Certificate Monthly Interest Paid	247,838.20
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	75,159,230.38

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	67,268,618.11

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	67,268,618.11
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	7,890,612.27

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of February 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount
Deposit of Remaining Available Collections		7,890,612.27
Gross Reserve Account Balance		27,966,696.28
Remaining Available Collections Released to Seller		7,890,612.27
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		6.30
Monthly Prepayment Speed		88%
Lifetime Prepayment Speed		78%

	$	units
Recoveries of Defaulted and Casualty Receivables	863,939.74
Securitization Value of Defaulted Receivables and Casualty Receivables	804,420.02	56
Aggregate Defaulted and Casualty Gain (Loss)	59,519.72
Pool Balance at Beginning of Collection Period	521,694,113.77
Net Loss Ratio	0.0114%

Cumulative Net Losses for all Periods	-0.1137%	(1,522,071.83)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,041,279.82	263
61-90 Days Delinquent	949,750.36	65
91-120+ Days Delinquent	256,839.43	17
Total Delinquent Receivables:	5,247,869.61	345
60+ Days Delinquencies as Percentage of Receivables	0.23%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	35,422,882.52	2250
Securitization Value	34,034,281.93
Aggregate Residual Gain (Loss)	1,388,600.59

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	281,235,688.35	18,134
Cumulative Securitization Value	277,909,862.38
Cumulative Residual Gain (Loss)	3,325,825.97

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		53,908,489.08
Reimbursement of Outstanding Advance		28,658,535.10
Additional Advances for current period		42,187,170.25
Ending Balance of Residual Advance		67,437,124.23

Beginning Balance of Payment Advance		1,049,487.46
Reimbursement of Outstanding Payment Advance		489,355.17
Additional Payment Advances for current period		461,086.86
Ending Balance of Payment Advance		1,021,219.15

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of February 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No